VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—23.0%
Auto Manufacturers—0.9%
Ford Motor Co. 0.000%, 3/15/26	$ 6,700	$ 6,559
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)	17,880	14,136
Rivian Automotive, Inc.
4.625%, 3/15/29	12,890	12,568
3.625%, 10/15/30	7,100	6,149
		39,412

Biotechnology—1.7%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	14,020	16,144
BioMarin Pharmaceutical, Inc. 1.250%, 5/15/27	6,120	5,756
Bridgebio Pharma, Inc.
2.250%, 2/1/29	9,275	8,315
144A 1.750%, 3/1/31(1)	4,285	4,405
Guardant Health, Inc.
0.000%, 11/15/27	9,785	8,644
1.250%, 2/15/31	3,465	3,573
Halozyme Therapeutics, Inc. 0.250%, 3/1/27	15,165	16,046
Ionis Pharmaceuticals, Inc.
0.000%, 4/1/26(2)	4,570	4,481
1.750%, 6/15/28	5,030	4,872
Sarepta Therapeutics, Inc. 1.250%, 9/15/27	3,515	3,264
		75,500

Commercial Services—1.7%
Affirm Holdings, Inc. 144A 0.750%, 12/15/29(1)	7,765	6,841
Block, Inc.
0.000%, 5/1/26	19,765	18,747
0.250%, 11/1/27	2,860	2,517
Global Payments, Inc. 1.500%, 3/1/31	33,320	31,388
Shift4 Payments, Inc. 0.500%, 8/1/27	15,730	15,879
		75,372

Computers—0.7%
Lumentum Holdings, Inc.
0.500%, 12/15/26	9,760	10,112
0.500%, 6/15/28	17,745	16,352
Okta, Inc. 0.375%, 6/15/26	4,305	4,107
Super Micro Computer, Inc. 3.500%, 3/1/29	3,620	3,493
		34,064

Diversified REITS—0.4%
Digital Realty Trust LP 144A 1.875%, 11/15/29(1)	19,155	18,969
	Par Value	Value

Electric Utilities—1.1%
PG&E Corp. 4.250%, 12/1/27	$ 28,215	$ 29,809
Southern Co. (The) 3.875%, 12/15/25	20,115	22,388
		52,197

Energy-Alternate Sources—0.2%
Enphase Energy, Inc. 0.000%, 3/1/28	4,290	3,634
SolarEdge Technologies, Inc. 0.000%, 9/15/25	4,665	4,511
Sunnova Energy International, Inc. 2.625%, 2/15/28	17,395	1,391
		9,536

Engineering & Construction—0.1%
Fluor Corp. 1.125%, 8/15/29	2,225	2,364
Entertainment—1.2%
DraftKings Holdings, Inc. 0.000%, 3/15/28(2)	18,860	16,418
Live Nation Entertainment, Inc. 144A 2.875%, 1/15/30(1)	29,650	30,688
Vail Resorts, Inc. 0.000%, 1/1/26	8,360	8,036
		55,142

Financial Services—0.9%
Coinbase Global, Inc. 0.500%, 6/1/26	17,980	17,567
Galaxy Digital Holdings LP 144A 2.500%, 12/1/29(1)	2,010	1,683
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	14,425	14,360
Upstart Holdings, Inc. 144A 1.000%, 11/15/30(1)	5,830	5,101
		38,711

Health Care REITs—0.9%
Welltower OP LLC 144A 3.125%, 7/15/29(1)	29,840	39,090
Healthcare-Products—1.1%
Envista Holdings Corp. 2.375%, 6/1/25	5,275	5,250
Exact Sciences Corp.
0.375%, 3/15/27	8,110	7,445
144A 1.750%, 4/15/31(1)	12,220	10,467
Insulet Corp. 0.375%, 9/1/26	4,545	5,756
iRhythm Technologies, Inc. 1.500%, 9/1/29	6,530	6,781
Novocure Ltd. 0.000%, 11/1/25	5,475	5,283
	Par Value	Value

Healthcare-Products—continued
Omnicell, Inc. 0.250%, 9/15/25	$ 3,215	$ 3,133
Repligen Corp. 1.000%, 12/15/28	5,540	5,390
		49,505

Hotel & Resort REITs—0.2%
Pebblebrook Hotel Trust 1.750%, 12/15/26	12,180	11,382
Industrial REITs—0.3%
Rexford Industrial Realty LP 144A 4.375%, 3/15/27(1)	14,135	14,093
Internet—4.3%
Alibaba Group Holding Ltd. 144A 0.500%, 6/1/31(1)	7,365	10,517
Etsy, Inc.
0.125%, 9/1/27	4,955	4,348
0.250%, 6/15/28	24,535	20,818
Expedia Group, Inc. 0.000%, 2/15/26	23,335	22,985
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(1)	10,295	9,839
Match Group Financeco 3, Inc. 144A 2.000%, 1/15/30(1)	6,620	5,698
Opendoor Technologies, Inc. 144A 0.250%, 8/15/26(1)	7,375	6,564
Sea Ltd. 0.250%, 9/15/26	13,325	12,419
Shopify, Inc. 0.125%, 11/1/25	16,770	16,812
Snap, Inc.
0.750%, 8/1/26	8,000	7,697
0.125%, 3/1/28	21,440	18,160
Spotify USA, Inc. 0.000%, 3/15/26	9,590	11,433
Trip.com Group Ltd. 144A 0.750%, 6/15/29(1)	10,015	11,843
Uber Technologies, Inc. 0.000%, 12/15/25	21,860	23,172
Wayfair, Inc. 3.250%, 9/15/27	7,990	7,810
Zillow Group, Inc. 2.750%, 5/15/25	3,945	4,095
		194,210

Investment Companies—0.1%
IREN Ltd. 144A 3.250%, 6/15/30(1)	4,150	3,046
Leisure Time—0.6%
NCL Corp., Ltd. 1.125%, 2/15/27	27,725	26,907
Machinery-Diversified—0.2%
Middleby Corp. (The) 1.000%, 9/1/25	8,915	10,744
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Media—0.3%
Liberty Broadband Corp. 144A 3.125%, 3/31/53(1)	$ 15,555	$ 15,571
Mining—0.1%
MP Materials Corp. 144A 3.000%, 3/1/30(1)	3,585	4,939
Passenger Airlines—0.6%
American Airlines Group, Inc. 6.500%, 7/1/25	12,495	12,495
Southwest Airlines Co. 1.250%, 5/1/25	15,160	15,122
		27,617

Pharmaceuticals—0.9%
Dexcom, Inc. 0.250%, 11/15/25	16,125	15,665
Jazz Investments I Ltd. 2.000%, 6/15/26	22,255	23,034
		38,699

Semiconductors—1.3%
Microchip Technology, Inc. 144A 0.750%, 6/1/30(1)	16,365	15,293
MKS Instruments, Inc. 144A 1.250%, 6/1/30(1)	12,445	11,194
ON Semiconductor Corp. 0.500%, 3/1/29	22,915	19,737
Synaptics, Inc. 144A 0.750%, 12/1/31(1)	8,385	7,882
Wolfspeed, Inc. 0.250%, 2/15/28	23,015	5,489
		59,595

Software—3.2%
Akamai Technologies, Inc.
0.375%, 9/1/27	9,720	9,462
1.125%, 2/15/29	10,045	9,543
BILL Holdings, Inc. 144A 0.000%, 4/1/30(1)	11,595	9,415
Cloudflare, Inc. 0.000%, 8/15/26	11,445	11,491
Confluent, Inc. 0.000%, 1/15/27(2)	8,780	8,099
Datadog, Inc. 144A 0.000%, 12/1/29(1)	9,885	8,585
DigitalOcean Holdings, Inc. 0.000%, 12/1/26	13,590	12,638
Guidewire Software, Inc. 144A 1.250%, 11/1/29(1)	6,620	6,895
MicroStrategy, Inc. 144A 0.000%, 12/1/29(1)(2)	33,185	26,747
Nutanix, Inc. 144A 0.500%, 12/15/29(1)	12,075	12,758
Snowflake, Inc. 144A 0.000%, 10/1/29(1)	15,150	17,718
	Par Value	Value

Software—continued
Unity Software, Inc.
0.000%, 11/15/26	$ 3,880	$ 3,589
144A 0.000%, 3/15/30(1)	6,735	6,068
Workiva, Inc. 1.250%, 8/15/28	4,695	4,362
		147,370

Water Utilities—0.0%
American Water Capital Corp. 3.625%, 6/15/26	970	990
Total Convertible Bonds and Notes (Identified Cost $1,177,940)		1,045,025

Corporate Bonds and Notes—33.9%
Advertising—0.2%
Clear Channel Outdoor Holdings, Inc.
144A 7.750%, 4/15/28(1)	5,410	4,650
144A 7.500%, 6/1/29(1)	7,810	6,450
		11,100

Aerospace & Defense—1.6%
Bombardier, Inc.
144A 7.500%, 2/1/29(1)	24,770	25,406
144A 7.000%, 6/1/32(1)	6,530	6,502
TransDigm, Inc.
144A 6.625%, 3/1/32(1)	21,365	21,637
144A 6.000%, 1/15/33(1)	18,575	18,281
		71,826

Auto Manufacturers—0.5%
Ford Motor Co. 7.450%, 7/16/31	9,690	10,270
Ford Motor Credit Co. LLC 4.000%, 11/13/30	14,895	13,336
		23,606

Automobile Components—0.9%
Adient Global Holdings Ltd. 144A 7.500%, 2/15/33(1)	8,265	7,739
American Axle & Manufacturing, Inc. 5.000%, 10/1/29	7,700	6,628
Clarios Global LP
144A 6.750%, 5/15/28(1)	4,250	4,310
144A 6.750%, 2/15/30(1)	1,525	1,539
Goodyear Tire & Rubber Co. (The) 5.250%, 7/15/31	19,515	17,655
Tenneco, Inc. 144A 8.000%, 11/17/28(1)	5,295	5,050
		42,921

Building Materials—1.0%
Builders FirstSource, Inc.
144A 4.250%, 2/1/32(1)	10,405	9,309
	Par Value	Value

Building Materials—continued
144A 6.375%, 6/15/32(1)	$ 8,065	$ 8,088
Quikrete Holdings, Inc.
144A 6.375%, 3/1/32(1)	18,335	18,451
144A 6.750%, 3/1/33(1)	9,870	9,825
		45,673

Chemicals—0.7%
Chemours Co. (The)
144A 4.625%, 11/15/29(1)	13,120	11,198
144A 8.000%, 1/15/33(1)	10,090	9,435
Tronox, Inc. 144A 4.625%, 3/15/29(1)	11,095	9,489
		30,122

Commercial Services—1.8%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	14,625	13,731
Avis Budget Car Rental LLC
144A 5.375%, 3/1/29(1)	410	370
144A 8.000%, 2/15/31(1)	9,660	9,430
Deluxe Corp. 144A 8.000%, 6/1/29(1)	5,540	5,044
EquipmentShare.com, Inc. 144A 8.000%, 3/15/33(1)	9,795	9,863
Herc Holdings, Inc. 144A 5.500%, 7/15/27(1)	8,190	8,155
Hertz Corp. (The) 144A 5.000%, 12/1/29(1)	13,315	6,697
Monitronics International Escrow 9.125%, 4/1/49(3)	6,450	—
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)	9,000	9,071
United Rentals North America, Inc. 5.250%, 1/15/30	17,650	17,326
		79,687

Computers—0.5%
McAfee Corp. 144A 7.375%, 2/15/30(1)	14,460	12,798
Seagate HDD Cayman 8.500%, 7/15/31	7,495	7,960
		20,758

Containers & Packaging—0.6%
Mauser Packaging Solutions Holding Co. 144A 7.875%, 4/15/27(1)	15,595	15,283
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	12,770	12,705
		27,988

Diversified REITS—1.0%
Iron Mountain, Inc.
144A 7.000%, 2/15/29(1)	15,055	15,397
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Diversified REITS—continued
144A 6.250%, 1/15/33(1)	$ 18,940	$ 18,758
SBA Communications Corp. 3.125%, 2/1/29	11,135	10,162
		44,317

Electronic Equipment, Instruments & Components—0.2%
WESCO Distribution, Inc.
144A 7.250%, 6/15/28(1)	3,750	3,803
144A 6.375%, 3/15/33(1)	6,515	6,548
		10,351

Electronics—0.2%
Coherent Corp. 144A 5.000%, 12/15/29(1)	9,945	9,487
Entertainment—1.4%
AMC Entertainment Holdings, Inc. 144A 7.500%, 2/15/29(1)	3,600	2,688
Caesars Entertainment, Inc. 144A 6.000%, 10/15/32(1)	28,535	26,648
Churchill Downs, Inc. 144A 5.750%, 4/1/30(1)	10,035	9,815
Light & Wonder International, Inc. 144A 7.500%, 9/1/31(1)	4,775	4,891
Lions Gate Capital Holdings 1, Inc. 144A 5.500%, 4/15/29(1)	10,975	10,183
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	11,510	10,904
		65,129

Environmental Services—0.3%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)	14,260	13,723
Financial Services—2.7%
JPMorgan Chase Financial Co. LLC 1.000%, 4/3/28	7,020	7,371
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)	12,455	12,353
144A 7.125%, 2/1/32(1)	24,390	25,336
Navient Corp.
6.750%, 6/15/26	10,725	10,800
5.000%, 3/15/27	12,315	12,050
4.875%, 3/15/28	5,065	4,832
OneMain Finance Corp.
6.625%, 1/15/28	6,695	6,745
5.375%, 11/15/29	8,860	8,429
7.125%, 11/15/31	5,960	5,995
PennyMac Financial Services, Inc.
144A 7.875%, 12/15/29(1)	7,185	7,475
	Par Value	Value

Financial Services—continued
144A 6.875%, 2/15/33(1)	$ 10,185	$ 10,121
PRA Group, Inc.
144A 8.375%, 2/1/28(1)	4,485	4,584
144A 8.875%, 1/31/30(1)	3,620	3,775
Synchrony Financial 7.250%, 2/2/33	780	803
		120,669

Food & Beverage—1.3%
Kraft Heinz Foods Co. 5.000%, 7/15/35	8,175	8,055
Performance Food Group, Inc. 144A 6.125%, 9/15/32(1)	13,670	13,587
Post Holdings, Inc.
144A 6.375%, 3/1/33(1)	19,530	19,204
144A 6.250%, 10/15/34(1)	14,125	13,907
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	6,935	6,429
		61,182

Food Service—0.2%
Aramark Services, Inc. 144A 5.000%, 2/1/28(1)	8,355	8,203
Healthcare-Products—0.4%
Medline Borrower LP
144A 6.250%, 4/1/29(1)	6,345	6,426
144A 5.250%, 10/1/29(1)	14,775	14,177
		20,603

Healthcare-Services—1.0%
Community Health Systems, Inc.
144A 5.625%, 3/15/27(1)	6,495	6,202
144A 6.875%, 4/15/29(1)	9,715	6,300
Tenet Healthcare Corp. 6.125%, 10/1/28	31,425	31,281
		43,783

Hotel & Resort REITs—0.3%
Park Intermediate Holdings LLC
144A 5.875%, 10/1/28(1)	6,895	6,729
144A 4.875%, 5/15/29(1)	9,060	8,456
		15,185

Insurance—0.6%
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	25,540	26,023
Internet—0.8%
Gen Digital, Inc.
144A 7.125%, 9/30/30(1)	9,280	9,472
144A 6.250%, 4/1/33(1)	9,590	9,547
Snap, Inc. 144A 6.875%, 3/1/33(1)	11,750	11,749
	Par Value	Value

Internet—continued
Wayfair LLC 144A 7.250%, 10/31/29(1)	$ 4,340	$ 4,156
		34,924

Investment Companies—0.4%
Compass Group Diversified Holdings LLC
144A 5.250%, 4/15/29(1)	14,195	13,391
144A 5.000%, 1/15/32(1)	3,650	3,268
		16,659

Iron & Steel—0.5%
Cleveland-Cliffs, Inc. 144A 7.000%, 3/15/32(1)	24,595	23,601
Leisure Time—1.0%
Amer Sports Co. 144A 6.750%, 2/16/31(1)	5,000	5,107
Carnival Corp.
144A 6.000%, 5/1/29(1)	13,200	13,107
144A 6.125%, 2/15/33(1)	9,275	9,140
NCL Corp., Ltd. 144A 6.750%, 2/1/32(1)	18,475	18,250
		45,604

Lodging—0.5%
Hilton Grand Vacations Borrower LLC 144A 5.000%, 6/1/29(1)	5,660	5,305
MGM Resorts International 4.750%, 10/15/28	7,595	7,313
Station Casinos LLC 144A 6.625%, 3/15/32(1)	10,850	10,761
		23,379

Machinery-Construction & Mining—0.1%
Terex Corp. 144A 5.000%, 5/15/29(1)	6,770	6,461
Machinery-Diversified—0.2%
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	7,100	7,364
Media—3.9%
CCO Holdings LLC
4.500%, 5/1/32	6,375	5,534
144A 5.375%, 6/1/29(1)	14,405	13,938
144A 6.375%, 9/1/29(1)	13,135	13,096
144A 7.375%, 3/1/31(1)	5,750	5,842
CSC Holdings LLC
144A 7.500%, 4/1/28(1)	14,490	10,246
144A 5.750%, 1/15/30(1)	3,000	1,590
DIRECTV Financing LLC 144A 5.875%, 8/15/27(1)	2,775	2,689
DISH DBS Corp. 7.375%, 7/1/28	21,985	15,693
Gray Media, Inc.
144A 7.000%, 5/15/27(1)	7,560	7,409
144A 4.750%, 10/15/30(1)	2,325	1,465
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Media—continued
144A 5.375%, 11/15/31(1)	$ 14,095	$ 8,799
iHeartCommunications, Inc. 144A 10.875%, 5/1/30(1)	9,524	4,707
Nexstar Media, Inc.
144A 5.625%, 7/15/27(1)	15,835	15,600
144A 4.750%, 11/1/28(1)	5,800	5,432
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)	13,495	8,242
Sirius XM Radio LLC
144A 5.500%, 7/1/29(1)	8,845	8,540
144A 4.125%, 7/1/30(1)	11,990	10,650
TEGNA, Inc. 5.000%, 9/15/29	13,820	12,828
Virgin Media Finance plc 144A 5.000%, 7/15/30(1)	8,345	7,154
Virgin Media Secured Finance plc
144A 5.500%, 5/15/29(1)	12,100	11,460
144A 4.500%, 8/15/30(1)	9,225	8,115
		179,029

Mining—0.6%
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)	8,340	8,504
FMG Resources August 2006 Pty Ltd. 144A 4.375%, 4/1/31(1)	4,130	3,729
Hudbay Minerals, Inc.
144A 4.500%, 4/1/26(1)	9,720	9,574
144A 6.125%, 4/1/29(1)	4,675	4,652
		26,459

Miscellaneous Manufacturing—0.3%
Axon Enterprise, Inc.
144A 6.125%, 3/15/30(1)	6,070	6,126
144A 6.250%, 3/15/33(1)	5,345	5,400
		11,526

Oil, Gas & Consumable Fuels—2.4%
CITGO Petroleum Corp. 144A 8.375%, 1/15/29(1)	10,075	10,253
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	13,300	13,658
CNX Resources Corp. 144A 7.375%, 1/15/31(1)	4,510	4,583
Cobalt International Energy, Inc. 7.750%, 12/1/24(3)(4)	9,216	—(5)
Mesquite Energy, Inc. 0.000%, 1/15/24	6,240	94
Northern Oil & Gas, Inc. 144A 8.750%, 6/15/31(1)	5,145	5,248
	Par Value	Value

Oil, Gas & Consumable Fuels—continued
Occidental Petroleum Corp. 8.875%, 7/15/30	$ 6,600	$ 7,557
SM Energy Co.
144A 6.750%, 8/1/29(1)	6,495	6,398
144A 7.000%, 8/1/32(1)	7,435	7,297
Sunoco LP 144A 6.250%, 7/1/33(1)	10,710	10,721
Transocean, Inc. 144A 8.500%, 5/15/31(1)	16,205	15,746
USA Compression Partners LP
6.875%, 9/1/27	10,295	10,303
144A 7.125%, 3/15/29(1)	6,325	6,433
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	8,565	8,697
		106,988

Passenger Airlines—0.3%
American Airlines, Inc. 144A 5.750%, 4/20/29(1)	14,125	13,821
Pharmaceuticals—1.0%
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	12,710	12,077
Jazz Securities DAC 144A 4.375%, 1/15/29(1)	11,825	11,236
Organon & Co. 144A 5.125%, 4/30/31(1)	24,215	21,113
		44,426

Pipelines—0.2%
NGL Energy Operating LLC 144A 8.375%, 2/15/32(1)	9,765	9,786
Real Estate—0.2%
Kennedy-Wilson, Inc. 5.000%, 3/1/31	12,550	11,044
Retail—1.1%
Asbury Automotive Group, Inc. 4.750%, 3/1/30	6,155	5,757
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)	12,955	13,136
Mariposa Borrower, Inc. Escrow 8.000%, 10/15/23(3)(4)	6,810	1,970
New Red Finance, Inc.
144A 6.125%, 6/15/29(1)	17,865	17,978
144A 4.000%, 10/15/30(1)	6,100	5,520
Yum! Brands, Inc. 4.625%, 1/31/32	5,310	4,953
		49,314

	Par Value	Value

Semiconductors—0.1%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	$ 3,650	$ 3,659
Software—0.5%
Central Parent LLC 144A 8.000%, 6/15/29(1)	5,680	4,983
UKG, Inc. 144A 6.875%, 2/1/31(1)	15,410	15,633
		20,616

Telecommunications—1.6%
Frontier Communications Holdings LLC
144A 5.000%, 5/1/28(1)	10,165	10,029
144A 8.750%, 5/15/30(1)	3,420	3,603
Hughes Satellite Systems Corp. 6.625%, 8/1/26	15,020	12,390
Lumen Technologies, Inc.
144A 5.375%, 6/15/29(1)	23,075	18,696
144A 10.000%, 10/15/32(1)	8,285	8,270
Sprint LLC 7.625%, 3/1/26	7,435	7,552
T-Mobile USA, Inc. 3.500%, 4/15/31	14,160	13,093
		73,633

Transportation—0.8%
Fortress Transportation & Infrastructure Investors LLC
144A 7.000%, 6/15/32(1)	18,530	18,791
144A 5.875%, 4/15/33(1)	10,680	10,203
XPO, Inc.
144A 7.125%, 6/1/31(1)	6,365	6,518
144A 7.125%, 2/1/32(1)	2,015	2,064
		37,576

Total Corporate Bonds and Notes (Identified Cost $1,659,570)		1,538,205

	Shares
Convertible Preferred Stocks—4.0%
Aerospace & Defense—0.4%
Boeing Co. (The), 6.000%	332,410	19,888
Banks—1.6%
Bank of America Corp. Series L, 7.250%	22,050	27,222
Wells Fargo & Co. Series L, 7.500%	36,610	43,962
		71,184

Capital Markets—0.5%
Ares Management Corp. Series B, 6.750%	216,030	10,415
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Shares	Value

Capital Markets—continued
KKR & Co., Inc. Series D, 6.250%	301,885	$ 14,913
		25,328

Electric Utilities—0.9%
NextEra Energy, Inc., 7.299%	709,390	33,916
PG&E Corp. Series A, 6.000%	118,550	5,304
		39,220

Semiconductors & Semiconductor Equipment—0.3%
Microchip Technology, Inc., 7.500%	285,405	14,364
Software—0.1%
MicroStrategy, Inc., 8.000%	42,025	3,530
Technology Hardware, Storage & Peripherals—0.2%
Hewlett Packard Enterprise Co., 7.625%	181,140	8,648
Total Convertible Preferred Stocks (Identified Cost $194,339)		182,162

Preferred Stock—0.0%
Entertainment—0.0%
LiveStyle, Inc. Series B(3)(6)	9,389	939
Total Preferred Stock (Identified Cost $920)		939

Common Stocks—30.7%
Air Freight & Logistics—0.1%
FedEx Corp.	15,845	3,863
Automobile Components—0.2%
Aptiv plc(7)	136,291	8,109
Automobiles—0.4%
Tesla, Inc.(7)(8)	75,218	19,494
Banks—1.5%
Bank of America Corp.	456,985	19,070
CCF Holdings LLC(3)(7)	7,416,755	371
CCF Holdings LLC Class M(3)(7)	1,759,917	88
Citigroup, Inc.	248,180	17,618
JPMorgan Chase & Co.	128,915	31,623
		68,770

Beverages—0.3%
Coca-Cola Co. (The)	183,800	13,164
Biotechnology—1.1%
AbbVie, Inc.(8)	117,235	24,563
	Shares	Value

Biotechnology—continued
Clovis Liquidation Trust Units(3)(7)	4,474,067	$ 123
Gilead Sciences, Inc.	72,220	8,092
Regeneron Pharmaceuticals, Inc.	11,720	7,433
Vertex Pharmaceuticals, Inc.(7)(8)	24,080	11,675
		51,886

Broadline Retail—1.4%
Amazon.com, Inc.(7)(8)	332,415	63,245
Building Products—0.1%
Johnson Controls International plc	48,175	3,859
Capital Markets—0.8%
Intercontinental Exchange, Inc.	51,665	8,912
Moody’s Corp.	34,155	15,906
Morgan Stanley	104,440	12,185
		37,003

Chemicals—0.8%
Air Products & Chemicals, Inc.	32,795	9,672
DuPont de Nemours, Inc.	104,388	7,796
Ecolab, Inc.	51,870	13,150
Linde plc	15,565	7,247
		37,865

Commercial Services & Supplies—0.5%
Cintas Corp.	56,565	11,626
Waste Management, Inc.	52,815	12,227
		23,853

Communications Equipment—0.6%
Cisco Systems, Inc.	310,705	19,174
Motorola Solutions, Inc.	18,315	8,018
		27,192

Construction & Engineering—0.2%
Quanta Services, Inc.	34,175	8,687
Consumer Finance—0.4%
Discover Financial Services	105,095	17,940
Erickson, Inc.(3)(7)	10,866	—
		17,940

Consumer Staples Distribution & Retail—1.2%
Costco Wholesale Corp.(8)	18,665	17,653
Target Corp.	84,115	8,778
Walmart, Inc.	296,075	25,993
		52,424

Diversified Telecommunication Services—0.2%
AT&T, Inc.	355,125	10,043
	Shares	Value

Electric Utilities—0.4%
Constellation Energy Corp.	18,805	$ 3,791
Exelon Corp.	290,925	13,406
		17,197

Electrical Equipment—0.2%
Generac Holdings, Inc.(7)	49,720	6,297
Plug Power, Inc.(7)	437,288	591
Rockwell Automation, Inc.	14,495	3,745
		10,633

Entertainment—0.5%
LiveStyle, Inc. (3)(6)(7)	202,319	—
Netflix, Inc.(7)	20,395	19,019
Take-Two Interactive Software, Inc.(7)	27,238	5,645
		24,664

Financial Services—1.2%
Fiserv, Inc.(7)	47,415	10,471
Mastercard, Inc. Class A(8)	76,190	41,761
		52,232

Healthcare Equipment & Supplies—0.9%
Boston Scientific Corp.(7)	193,170	19,487
Edwards Lifesciences Corp.(7)	71,220	5,162
Intuitive Surgical, Inc.(7)(8)	33,440	16,562
		41,211

Healthcare Providers & Services—1.2%
CVS Health Corp.(8)	160,315	10,861
McKesson Corp.	25,135	16,916
UnitedHealth Group, Inc.	49,755	26,059
		53,836

Hotels, Restaurants & Leisure—0.7%
Chipotle Mexican Grill, Inc. Class A(7)	203,230	10,204
McDonald’s Corp.	41,595	12,993
Starbucks Corp.	74,275	7,286
		30,483

Industrial Conglomerates—0.8%
3M Co.(8)	85,620	12,574
General Electric Co.(8)	111,305	22,278
		34,852

Insurance—0.8%
Allstate Corp. (The)	81,240	16,822
Aon plc Class A	53,205	21,234
		38,056

Interactive Media & Services—2.1%
Alphabet, Inc. Class A(8)	215,930	33,391
Alphabet, Inc. Class C	90,140	14,083
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Shares	Value

Interactive Media & Services—continued
Meta Platforms, Inc. Class A(8)	79,340	$ 45,728
		93,202

IT Services—0.4%
Accenture plc Class A	16,765	5,231
EPAM Systems, Inc.(7)	20,020	3,380
GoDaddy, Inc. Class A(7)	55,955	10,080
GTT Communications, Inc.(7)	8,647	137
		18,828

Life Sciences Tools & Services—0.3%
Avantor, Inc.(7)	280,592	4,548
Danaher Corp.	53,585	10,985
		15,533

Machinery—0.7%
Deere & Co.	19,060	8,946
Parker-Hannifin Corp.	23,310	14,169
Stanley Black & Decker, Inc.	82,623	6,352
		29,467

Media—0.0%
Postmedia Network Canada Corp.(3)(7)	1,018,823	358
Oil, Gas & Consumable Fuels—0.4%
Chevron Corp.(8)	27,365	4,578
Devon Energy Corp.	148,335	5,548
Williams Cos., Inc. (The)	148,920	8,899
		19,025

Pharmaceuticals—0.5%
Elanco Animal Health, Inc.(7)	358,695	3,766
Eli Lilly & Co.(8)	22,545	18,620
		22,386

Professional Services—0.1%
Clarivate plc(7)	540,468	2,124
Real Estate Management & Development—0.3%
CBRE Group, Inc. Class A(7)(8)	64,030	8,374
CoStar Group, Inc.(7)	88,155	6,984
		15,358

Semiconductors & Semiconductor Equipment—2.8%
Analog Devices, Inc.	35,425	7,144
Broadcom, Inc.(8)	120,325	20,146
KLA Corp.	8,865	6,026
Micron Technology, Inc.(8)	45,750	3,975
NVIDIA Corp.(8)	772,724	83,748
	Shares	Value

Semiconductors & Semiconductor Equipment—continued
Texas Instruments, Inc.	43,815	$ 7,874
		128,913

Software—3.0%
Atlassian Corp. Class A(7)	35,970	7,633
Autodesk, Inc.(7)	26,020	6,812
Cadence Design Systems, Inc.(7)	28,086	7,143
Crowdstrike Holdings, Inc. Class A(7)(8)	29,715	10,477
Microsoft Corp.(8)	176,231	66,155
Oracle Corp.(8)	54,645	7,640
Palantir Technologies, Inc. Class A(7)	40,950	3,456
Roper Technologies, Inc.	4,750	2,800
Salesforce, Inc.	58,935	15,816
ServiceNow, Inc.(7)	9,405	7,488
Workday, Inc. Class A(7)	4,974	1,162
		136,582

Specialized REITs—0.5%
American Tower Corp.	41,110	8,946
Equinix, Inc.	15,525	12,658
		21,604

Specialty Retail—1.1%
Chewy, Inc. Class A(7)	228,682	7,435
Home Depot, Inc. (The)	54,210	19,867
O’Reilly Automotive, Inc.(7)	6,845	9,806
TJX Cos., Inc. (The)	96,370	11,738
		48,846

Technology Hardware, Storage & Peripherals—1.8%
Apple, Inc.(8)	371,845	82,598
Textiles, Apparel & Luxury Goods—0.1%
NIKE, Inc. Class B	97,235	6,173
Wireless Telecommunication Services—0.1%
T-Mobile US, Inc.	18,050	4,814
Total Common Stocks (Identified Cost $1,573,371)		1,396,372

Warrants—0.0%
Banks—0.0%
CCF Holdings LLC, 3/25/26(3)(7)	2,911,361	58
Energy Equipment & Services—0.0%
Nabors Industries Ltd., 6/11/26(7)	2,910	6
	Shares	Value

IT Services—0.0%
GTT Communications, Inc., 12/31/99(3)(7)	27,745	$ —
Total Warrants (Identified Cost $—)(5)		64

Equity-Linked Notes—4.6%
Banks—2.1%
Barclays Bank plc 1.000%, 2/16/29	22,935,000	22,380
BofA Finance LLC
1.000%, 3/25/27(3)	13,720,000	15,161
1.000%, 3/17/28(3)	13,975,000	14,485
1.000%, 3/23/28(3)	14,205,000	15,073
Morgan Stanley Finance LLC
1.000%, 3/21/28(3)	14,030,000	14,752
1.250%, 9/28/27(3)	10,490,000	12,455
		94,306

Financial Services—2.5%
Citigroup Global Markets Holdings, Inc.
1.000%, 3/15/27(3)	6,315,000	7,166
1.250%, 9/28/27(3)	20,210,000	22,637
Goldman Sachs Finance Corp.
1.000%, 5/13/27(3)	14,420,000	16,228
1.250%, 6/28/27(3)	26,745,000	25,373
4.000%, 9/28/26(3)	8,865,000	11,029
JPMorgan Chase Financial Co. LLC
0.500%, 6/15/27	1,520,000	1,592
1.000%, 3/15/27	13,120,000	13,433
1.250%, 3/15/27	13,655,000	15,698
		113,156

Total Equity-Linked Notes (Identified Cost $211,978)		207,462

Total Long-Term Investments—96.2% (Identified Cost $4,818,118)		4,370,229

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—96.2% (Identified Cost $4,818,118)		4,370,229

See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
Value
Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $684)	$ (679)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—96.2% (Identified Cost $4,817,434)	$4,369,550
Other assets and liabilities, net—3.8%	170,872
NET ASSETS—100.0%	$4,540,422

Abbreviations:
DAC	Designated Activity Company
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
OPM	Option Pricing Model
plc	Public Limited Company
REIT	Real Estate Investment Trust
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities amounted to a value of $1,592,831 or 35.1% of net assets.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security in default; no interest payments are being received.
(5)	Amount is less than $500 (not in thousands).
(6)	All or a portion of the security is restricted.
(7)	Non-income producing.
(8)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $320,782.
Country Weightings†
United States	91%
Canada	2
Bermuda	2
Cayman Islands	1
United Kingdom	1
Ireland	1
Panama	1
Other	1
Total	100%
† % of total investments, net of written options, as of March 31, 2025.
Open written options contracts as of March 31, 2025 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
3M Co.	(428)	$(6,741)	$157.50	04/17/25	$(22)
AbbVie, Inc.	(586)	(12,892)	220.00	04/17/25	(52)
Allstate Corp. (The)	(406)	(8,932)	220.00	04/17/25	(30)
Alphabet, Inc.	(1,080)	(19,440)	180.00	04/17/25	(11)
Amazon.com, Inc.	(1,847)	(40,634)	220.00	04/17/25	(26)
Aon plc	(266)	(11,172)	420.00	04/17/25	(17)
Apple, Inc.	(1,859)	(44,616)	240.00	04/17/25	(97)
Atlassian Corp.	(180)	(4,680)	260.00	04/17/25	(5)
Boston Scientific Corp.	(966)	(10,529)	109.00	04/17/25	(24)
Broadcom, Inc.	(692)	(16,608)	240.00	04/17/25	(3)
CBRE Group, Inc.	(320)	(4,640)	145.00	04/17/25	(10)
Chevron Corp.	(260)	(4,420)	170.00	04/17/25	(47)
Cintas Corp.	(283)	(6,226)	220.00	04/17/25	(11)
Coca-Cola Co. (The)	(919)	(6,893)	75.00	04/17/25	(15)
Costco Wholesale Corp.	(93)	(9,300)	1,000.00	04/17/25	(31)
Crowdstrike Holdings, Inc.	(149)	(6,258)	420.00	04/17/25	(9)
CVS Health Corp.	(802)	(6,015)	75.00	04/17/25	(21)
Deere & Co.	(95)	(4,893)	515.00	04/17/25	(6)
Eli Lilly & Co.	(113)	(10,735)	950.00	04/17/25	(8)
Fiserv, Inc.	(237)	(5,688)	240.00	04/17/25	(3)
General Electric Co.	(557)	(12,393)	222.50	04/17/25	(11)
Gilead Sciences, Inc.	(361)	(4,332)	120.00	04/17/25	(14)
GoDaddy, Inc.	(280)	(5,600)	200.00	04/17/25	(5)
Intuitive Surgical, Inc.	(167)	(9,686)	580.00	04/17/25	(6)
KLA Corp.	(44)	(3,476)	790.00	04/17/25	(4)
Mastercard, Inc.	(381)	(22,479)	590.00	04/17/25	(17)
Meta Platforms, Inc.	(397)	(26,797)	675.00	04/17/25	(21)
Micron Technology, Inc.	(229)	(2,519)	110.00	04/17/25	(2)
Microsoft Corp.	(881)	(37,002)	420.00	04/17/25	(17)
NVIDIA Corp.	(3,864)	(56,028)	145.00	04/17/25	(19)
Oracle Corp.	(319)	(5,423)	170.00	04/17/25	(3)
Palantir Technologies, Inc.	(205)	(2,255)	110.00	04/17/25	(5)
Starbucks Corp.	(371)	(3,933)	106.00	04/17/25	(12)
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
Open written options contracts as of March 31, 2025 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2) (continued)
Take-Two Interactive Software, Inc.	(136)	$(3,128)	$230.00	04/17/25	$(3)
Tesla, Inc.	(376)	(13,536)	360.00	04/17/25	(15)
Texas Instruments, Inc.	(219)	(4,380)	200.00	04/17/25	(5)
TJX Cos., Inc. (The)	(482)	(6,121)	127.00	04/17/25	(11)
Vertex Pharmaceuticals, Inc.	(120)	(6,600)	550.00	04/17/25	(8)
Walmart, Inc.	(1,480)	(14,060)	95.00	04/17/25	(28)
Waste Management, Inc.	(264)	(6,336)	240.00	04/17/25	(18)
Williams Cos., Inc. (The)	(745)	(4,843)	65.00	04/17/25	(7)
Total Written Options					$(679)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$1,045,025	$—	$1,045,025	$—
Corporate Bonds and Notes	1,538,205	—	1,536,235	1,970(1)
Equity Securities:
Convertible Preferred Stocks	182,162	182,162	—	—
Preferred Stock	939	—	—	939
Common Stocks	1,396,372	1,395,295	137	940(1)
Warrants	64	6	—	58(1)
Equity-Linked Notes	207,462	—	53,103	154,359
Total Assets	4,370,229	1,577,463	2,634,500	158,266
Liabilities:
Other Financial Instruments:
Written Options	(679)	(679)	—	—
Total Investments, Net of Written Options	$4,369,550	$1,576,784	$2,634,500	$158,266

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $29,225 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds and Notes	Preferred Stock	Common stock	Warrants	Equity-Linked Notes
Investments in Securities
Balance as of June 30, 2024:	$379,429	$ 2,238(a)	$ 939	$ 3,185(a)	$ 146(a)	$ 372,921
Accrued discount/(premium)	55	—	—	—	—	55
Net realized gain (loss)	13,574	—	—	(474)	—	14,048
Net change in unrealized appreciation (depreciation)(b)	(15,958)	(174)	—	(1,764)	(88)	(13,932)
Purchases	94,367	—	—	—	—	94,367
Sales(c)	(283,976)	—	—	(7)	—	(283,969)
Transfers from Level 3(d)	(29,225)	(94)	—	—	—	(29,131)
Balance as of March 31, 2025	$ 158,266	$ 1,970(a)	$ 939	$ 940(a)	$ 58(a)	$ 154,359
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025, was $(15,531).
(c) Includes paydowns on securities.
(d)“Transfers into and/or from” represent the ending value as of March 31, 2025, for any investment security where a change in the pricing level occur red from the beginning to the end of the period.
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2025:
Investments in Securities – Assets	Ending Balance at March 31, 2025	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(a)
Preferred Stock:
LiveStyle, Inc. Series B	$939	Discounted cash flows liquidation approach	Discount rate	24.51% (24.21% - 25.06%)	Decrease

Common Stocks:
CCF Holdings LLC	$371	OPM and Last transaction	Volatility	43.50% (39.50% - 50.00%)	Increase

CCF Holdings LLC Class M	$88	OPM and Last transaction	Volatility	43.50% (39.50% - 50.00%)	Increase

Postmedia Network Canada Corp.	$358	Market and Company Comparables	EV Multiples	1.39x (0.55x - 2.82x)	Increase
				10.08x (3.24x - 16.45x)
			Illiquidity Discount	10%	Increase

Warrants:
CCF Holdings LLC	$58	Black-Scholes Model	Volatility	43.50% (39.50% - 50.00%)	Increase

(a) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loan are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.